Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
RSUs issued	0	20,000	96,000
RSUs vested		20,000	96,000
Fair value per share (weighted average)		$ 7.08	$ 4.89
Fair value of shares vested		$ 142	$ 469
Number of RSUs issuable under incentive plan	868,950
Stock compensation expense	$ 0	$ 142	$ 469